Debt (Details 3)	3 Months Ended		12 Months Ended												1 Months Ended																																																																																																													1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended									1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended													12 Months Ended			12 Months Ended				1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2012 USD ($)	Mar. 31, 2013 Corporate Debt USD ($)	Dec. 31, 2012 Corporate Debt USD ($)	Mar. 31, 2013 Senior credit facility USD ($)	Dec. 31, 2012 Senior credit facility USD ($)	Mar. 31, 2013 Senior Term Facility USD ($)	Dec. 31, 2012 Senior Term Facility USD ($)	Dec. 31, 2011 Senior Term Facility USD ($)	Mar. 31, 2011 Senior Term Facility USD ($)	Mar. 31, 2012 Senior ABL Facility USD ($)	Mar. 31, 2012 Senior ABL Facility EUR (€)	Mar. 31, 2013 Senior ABL Facility USD ($)	Dec. 31, 2012 Senior ABL Facility USD ($)	Dec. 31, 2011 Senior ABL Facility USD ($)	Mar. 31, 2011 Senior ABL Facility USD ($)	Mar. 31, 2013 Fleet debt USD ($)	Dec. 31, 2012 Fleet debt USD ($)	Mar. 31, 2013 U.S. Fleet Variable Funding Notes USD ($)	Dec. 31, 2012 U.S. Fleet Variable Funding Notes USD ($)	Dec. 31, 2011 U.S. Fleet Variable Funding Notes USD ($)	Mar. 31, 2013 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Dec. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Oct. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	May 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	Mar. 31, 2012 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)	Dec. 31, 2011 U.S. Fleet Variable Funding Notes Series 2009-1 USD ($)		Mar. 31, 2013 U.S. Fleet Medium Term Notes USD ($)	Dec. 31, 2012 U.S. Fleet Medium Term Notes USD ($)	Dec. 31, 2011 U.S. Fleet Medium Term Notes USD ($)	Mar. 31, 2013 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)		Jun. 30, 2010 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)	Oct. 31, 2009 U.S. Fleet Medium Term Notes Series 2009-2 Notes USD ($)	Mar. 31, 2013 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)		Jul. 31, 2010 U.S. Fleet Medium Term Notes Series 2010-1 Notes USD ($)	Mar. 31, 2013 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Dec. 31, 2012 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Dec. 31, 2011 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)		Jun. 30, 2011 U.S. Fleet Medium Term Notes Series 2011-1 Notes USD ($)	Mar. 31, 2013 RCFC Series 2010-3 Notes USD ($)	Dec. 31, 2012 RCFC Series 2010-3 Notes USD ($)	Dec. 31, 2011 RCFC Series 2010-3 Notes USD ($)	Mar. 31, 2013 RCFC Series 2011-1 Notes USD ($)	Dec. 31, 2012 RCFC Series 2011-1 Notes USD ($)	Dec. 31, 2011 RCFC Series 2011-1 Notes USD ($)	Jul. 31, 2011 RCFC Series 2011-1 Notes USD ($)	Mar. 31, 2013 RCFC Series 2011-2 Notes USD ($)	Dec. 31, 2012 RCFC Series 2011-2 Notes USD ($)	Dec. 31, 2011 RCFC Series 2011-2 Notes USD ($)	Oct. 31, 2011 RCFC Series 2011-2 Notes USD ($)	Mar. 31, 2013 Donlen GN II Variable Funding Note Facility USD ($)		Dec. 31, 2012 Donlen GN II Variable Funding Note Facility USD ($)	Jul. 31, 2012 Donlen GN II Variable Funding Note Facility USD ($)	Feb. 29, 2012 Donlen GN II Variable Funding Note Facility USD ($)	Dec. 31, 2011 Donlen GN II Variable Funding Note Facility USD ($)	Sep. 01, 2011 Donlen GN II Variable Funding Note Facility USD ($)	Mar. 31, 2013 U.S. Fleet Financing Facility USD ($)	Dec. 31, 2012 U.S. Fleet Financing Facility USD ($)	Dec. 31, 2011 U.S. Fleet Financing Facility USD ($)	Sep. 30, 2011 U.S. Fleet Financing Facility USD ($)	Sep. 30, 2006 U.S. Fleet Financing Facility USD ($)	Mar. 31, 2013 European Revolving Credit Facility USD ($)	Dec. 31, 2012 European Revolving Credit Facility USD ($)	Dec. 31, 2011 European Revolving Credit Facility USD ($)	Jun. 30, 2010 European Revolving Credit Facility EUR (€)	Mar. 31, 2013 European Fleet Notes USD ($)	Dec. 31, 2012 European Fleet Notes USD ($)	Dec. 31, 2011 European Fleet Notes USD ($)	Jun. 30, 2010 European Fleet Notes USD ($)	Mar. 31, 2013 European Securitization USD ($)		Dec. 31, 2012 European Securitization USD ($)		Dec. 31, 2011 European Securitization USD ($)		Jun. 30, 2010 European Securitization EUR (€)	Mar. 31, 2013 Canadian Securitization USD ($)	Dec. 31, 2012 Canadian Securitization USD ($)	Dec. 31, 2011 Canadian Securitization USD ($)	Nov. 30, 2011 Canadian Securitization USD ($)	Nov. 30, 2011 Canadian Securitization CAD	May 31, 2007 Canadian Securitization CAD	Mar. 31, 2013 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Dec. 31, 2012 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Mar. 31, 2012 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Mar. 31, 2012 Dollar Thrifty Sponsored Canadian Securitization CAD	Dec. 31, 2011 Dollar Thrifty Sponsored Canadian Securitization USD ($)	Mar. 31, 2013 Australian Securitization USD ($)		Dec. 31, 2012 Australian Securitization USD ($)		Dec. 31, 2011 Australian Securitization USD ($)		Nov. 30, 2010 Australian Securitization AUD	Dec. 31, 2012 UK Leveraged Financing USD ($)	Dec. 31, 2012 UK Leveraged Financing GBP (£)	Mar. 31, 2013 Senior Notes USD ($)		Dec. 31, 2012 Senior Notes USD ($)		Dec. 31, 2011 Senior Notes USD ($)		Mar. 31, 2012 6.75% Senior Notes due April 2019 USD ($)	Mar. 31, 2013 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2012 6.75% Senior Notes due April 2019 USD ($)	Dec. 31, 2011 6.75% Senior Notes due April 2019 USD ($)	Mar. 31, 2012 8.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2012 8.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2011 8.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2012 7.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2011 7.875% Senior Notes due January 2014 USD ($)	Dec. 31, 2011 7.875% Senior Notes due January 2014 EUR (€)	Mar. 31, 2013 7.50% Senior Notes due October 2018 USD ($)	Dec. 31, 2012 7.50% Senior Notes due October 2018 USD ($)	Dec. 31, 2011 7.50% Senior Notes due October 2018 USD ($)	Mar. 31, 2012 Senior Notes 5.875 Percent Due 2020 USD ($)	Dec. 31, 2012 Senior Notes 5.875 Percent Due 2020 USD ($)	Dec. 31, 2011 Senior Notes 5.875 Percent Due 2020 USD ($)	Mar. 31, 2013 7.375% Senior Notes due January 2021 USD ($)	Dec. 31, 2012 7.375% Senior Notes due January 2021 USD ($)	Dec. 31, 2011 7.375% Senior Notes due January 2021 USD ($)	Mar. 31, 2012 Senior Notes 6.250 Percent Due 2022 USD ($)	Dec. 31, 2012 Senior Notes 6.250 Percent Due 2022 USD ($)	Mar. 31, 2013 Senior Notes 6.250 Percent Due 2022 USD ($)	Dec. 31, 2011 Senior Notes 6.250 Percent Due 2022 USD ($)	Mar. 31, 2013 Letter of Credit [Member] USD ($)	Dec. 31, 2012 Letter of Credit [Member] USD ($)	Mar. 31, 2013 Letter of Credit [Member] Senior credit facility USD ($)	Dec. 31, 2012 Letter of Credit [Member] Senior credit facility USD ($)	Mar. 31, 2011 Letter of Credit [Member] Senior Term Facility USD ($)	Mar. 31, 2013 Letter of Credit [Member] Senior ABL Facility USD ($)	Dec. 31, 2012 Letter of Credit [Member] Senior ABL Facility USD ($)	Mar. 31, 2011 Letter of Credit [Member] Senior ABL Facility USD ($)	Dec. 31, 2012 Maximum Senior Term Facility	Dec. 31, 2012 Maximum Senior ABL Facility USD ($)	Dec. 31, 2012 Maximum 6.75% Senior Notes due April 2019	Mar. 31, 2013 Minimum Senior ABL Facility	Dec. 31, 2012 Minimum Senior ABL Facility USD ($)	Dec. 31, 2012 Registration Statement Effective Period [Member]	Dec. 31, 2012 Exchange Offer Period [Member]	Dec. 31, 2012 Accrued Liabilities [Member] USD ($)	Dec. 31, 2011 Accrued Liabilities [Member] USD ($)	Mar. 31, 2012 Interest Expense [Member] 8.875% Senior Notes due January 2014 USD ($)	Mar. 31, 2012 Interest Expense [Member] 7.875% Senior Notes due January 2014 USD ($)
Debt Instrument [Line Items]
8.875% Senior Notes due January 2014	$ 950,000,000		$ 1,419,000,000	$ 0							$ 2,120,100,000	$ 2,125,500,000	$ 1,389,500,000				$ 630,000,000	$ 195,000,000	$ 0				$ 1,950,000,000	$ 2,350,000,000	$ 1,345,000,000	$ 1,950,000,000	[1],[2]	$ 2,350,000,000	[1]				$ 1,000,000,000	[1]	$ 3,105,400,000	$ 2,443,700,000	$ 2,732,100,000	$ 807,500,000	[1]	$ 1,095,900,000	[1]	$ 1,384,300,000	[1]			$ 749,900,000	[1]	$ 749,800,000	[1]	$ 749,800,000	[1]		$ 598,000,000	[1]	$ 598,000,000	[1]	$ 598,000,000	[1]		$ 519,000,000	$ 519,000,000	$ 0	$ 500,000,000	$ 500,000,000	$ 0		$ 400,000,000	$ 400,000,000	$ 0		$ 898,100,000	[2]	$ 899,300,000			$ 811,200,000		$ 166,000,000	$ 166,000,000	$ 136,000,000			$ 127,800,000	$ 185,300,000	$ 200,600,000		$ 511,200,000	$ 529,400,000	$ 517,700,000		$ 237,400,000	[1]	$ 242,200,000	[1]	$ 256,200,000	[1]		$ 85,600,000	$ 100,500,000	$ 68,300,000				$ 54,100,000	$ 55,300,000			$ 0	$ 149,900,000	[1],[2]	$ 148,900,000	[1]	$ 169,300,000	[1]				$ 3,900,000,000	[3]	$ 3,650,000,000	[3],[4]	$ 2,638,600,000	[4]		$ 1,250,000,000	$ 1,250,000,000	$ 1,000,000,000		$ 0	$ 162,300,000	$ 0	$ 276,300,000	€ 213,500,000	$ 700,000,000	$ 700,000,000	$ 700,000,000		$ 700,000,000	$ 0	$ 500,000,000	$ 500,000,000	$ 500,000,000		$ 500,000,000	$ 500,000,000	$ 0
Short-term Debt, Weighted Average Interest Rate	2.10%		1.80%
Outstanding standby letters of credit									617,600,000	626,600,000																																																																																																																																									669,600,000	681,400,000
Aggregate maximum borrowings						1,950,000,000								1,400,000,000						1,800,000,000								2,438,800,000		2,238,800,000	2,188,000,000									2,438,800,000				184,300,000	1,200,000,000							749,800,000							598,000,000		600,000,000					500,000,000				400,000,000				1,000,000,000	900,000,000		850,000,000				190,000,000	165,000,000		291,200,000		220,000,000.0		529,400,000		400,000,000			529,400,000				400,000,000		226,100,000		201,000,000	200,000,000	225,000,000			150,700,000	150,000,000				259,400,000				250,000,000	314,000,000	195,000,000																																		200,000,000			1,500,000,000
Restricted Net Assets of Subsidiaries as Percentage of Total Consolidated Net Assets Greater than			25.00%
Increase in the credit agreement's borrowing capacity														750,000,000																		250,000,000
Restrictive Covenants, Cash Dividend to Parent as Percentage of Greater of Specified Amount and Consolidated Tangible Assets																																																																																																																																																											1.00%
Restrictive Covenants Percentage of Net Income from 1, January 2011 Through most Recent Fiscal Quarter used for Calculation of Additional Cash Dividend to Parent			50.00%										50.00%
Restrictive Covenants, Cash Dividend to Parent																																																																																																																																																												200,000,000
Restrictive Covenants, Additional Cash Dividend to Parent Borrowing Base Availability Required																																																																																																																																																															200,000,000
Restrictive Covenants, Additional Cash Dividend to Parent Borrowing Base Availability for which Compliance of Fixed Charge Coverage Ratio is Required																																																																																																																																																												400,000,000
Restrictive Covenants, Percentage of Tangible Assets used for Calculation of Cash Dividend to Parent																		1.00%
Additional aggregate principal issued																																																																																																																												250,000,000													700,000,000	700,000,000					500,000,000	500,000,000
Interest rate (as a percent)																																																																																								8.50%																																						6.75%			8.875%		7.875%				7.50%			5.875%			7.375%			6.25%
Repayments of Debt															286,000,000	213,500,000.0																																																																																																																162,300,000
Write-off of unamortized debt costs																																																																																																																																																																				1,200,000.0	2,000,000
Covenant Compliance Period																																																																																																																																																																365 days	395 days
Special interest (as a percent)																																																																																																																													0.25%	0.25%
Period of initial default per registration payment arrangement																																																																																																																													90 days	90 days
Increase in special interest during each subsequent 90 day period (as a percent)																																																																																																																													0.25%	0.25%
Period of subsequent default per registration payment arrangement																																																																																																																													90 days	90 days
Increase in special interest (as a percent)																																																																																																																																																													0.50%
Availability Under Borrowing Base Limitation	761,600,000		1,181,400,000				751,300,000	1,146,000,000									751,300,000	1,146,000,000			10,300,000	35,400,000	0	0																																															0		0					0	0				0	7,900,000							0		0					0	0					0	0				0		0																																						100,000	8,000,000		1,027,200,000	1,010,400,000
Total assets of variable interest entities	393,400,000		440,800,000	456,300,000
Total liabilities of variable interest entities	392,900,000		440,300,000	455,800,000
Interest expense	$ 163,248,000	$ 149,489,000	$ 597,788,000	$ 650,254,000	$ 726,539,000																																																																																																																																																													$ 86,400,000	$ 85,700,000
Debt Instrument, Covenant Fixed Charge Coverage Ratio																																																																																																																																																														1	1

[1]	Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.
[2]
[3]	References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of March 31, 2013 and December 31, 2012, the outstanding principal amount for each such series of the Senior Notes is also specified below.
[4]	References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2012 and December 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.